JPMorgan U.S. Tech Leaders ETF
Schedule of Portfolio Investments as of March 31, 2025
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan U.S. Tech Leaders ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 97.6%
Automobiles — 1.3%
Tesla, Inc. *	64,271	16,656,472
Banks — 1.8%
NU Holdings Ltd., Class A (Brazil) *	2,220,136	22,734,192
Broadline Retail — 8.8%
Alibaba Group Holding Ltd., ADR (China)	345,657	45,706,225
Amazon.com, Inc. *	217,740	41,427,212
MercadoLibre, Inc. (Brazil) *	12,627	24,633,636
		111,767,073
Capital Markets — 2.1%
Robinhood Markets, Inc., Class A *	645,316	26,858,052
Communications Equipment — 2.2%
Arista Networks, Inc. *	216,972	16,810,990
Ciena Corp. *	177,304	10,714,481
		27,525,471
Electrical Equipment — 0.9%
Vicor Corp. *	245,941	11,505,120
Entertainment — 12.9%
Netflix, Inc. *	63,208	58,943,356
Sea Ltd., ADR (Singapore) *	215,510	28,121,900
Spotify Technology SA *	44,681	24,575,891
Take-Two Interactive Software, Inc. *	254,161	52,674,867
		164,316,014
Ground Transportation — 1.7%
Uber Technologies, Inc. *	296,293	21,587,908
Health Care Technology — 2.1%
Veeva Systems, Inc., Class A *	116,871	27,070,830
Hotels, Restaurants & Leisure — 1.9%
Booking Holdings, Inc.	5,165	23,794,690
Insurance — 0.4%
Lemonade, Inc. * (a)	141,711	4,453,977
Interactive Media & Services — 7.9%
Alphabet, Inc., Class C	202,962	31,708,753
Meta Platforms, Inc., Class A	108,815	62,716,614
Reddit, Inc., Class A *	58,529	6,139,692
		100,565,059
IT Services — 9.9%
Cloudflare, Inc., Class A *	27,924	3,146,756
International Business Machines Corp.	42,066	10,460,132
MongoDB, Inc. *	81,246	14,250,548
Shopify, Inc., Class A (Canada) *	384,178	36,681,315
Snowflake, Inc., Class A *	291,939	42,669,804
Twilio, Inc., Class A *	194,093	19,003,646
		126,212,201

JPMorgan U.S. Tech Leaders ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Life Sciences Tools & Services — 0.6%
Tempus AI, Inc. * (a)	159,650	7,701,516
Media — 1.2%
Trade Desk, Inc. (The), Class A *	273,196	14,949,285
Semiconductors & Semiconductor Equipment — 14.5%
Allegro MicroSystems, Inc. (Japan) *	287,475	7,224,247
ASML Holding NV (Registered), NYRS (Netherlands)	7,616	5,046,590
Broadcom, Inc.	156,453	26,194,926
Credo Technology Group Holding Ltd. *	204,692	8,220,431
Intel Corp.	1,299,215	29,505,173
Lam Research Corp.	312,517	22,719,986
MACOM Technology Solutions Holdings, Inc. *	36,566	3,670,495
Micron Technology, Inc.	110,677	9,616,724
NVIDIA Corp.	157,447	17,064,106
Onto Innovation, Inc. *	93,630	11,361,064
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	187,220	31,078,520
Texas Instruments, Inc.	66,225	11,900,632
		183,602,894
Software — 25.6%
AppLovin Corp., Class A *	10,729	2,842,863
Atlassian Corp., Class A *	113,624	24,112,149
Cadence Design Systems, Inc. *	15,914	4,047,408
Confluent, Inc., Class A *	628,593	14,734,220
Crowdstrike Holdings, Inc., Class A *	36,288	12,794,423
Datadog, Inc., Class A *	124,193	12,321,187
Elastic NV *	158,851	14,153,624
Gitlab, Inc., Class A *	352,174	16,552,178
Guidewire Software, Inc. *	53,994	10,116,316
HubSpot, Inc. *	46,316	26,459,868
Intuit, Inc.	60,216	36,972,022
Monday.com Ltd. *	29,592	7,195,591
Oracle Corp.	230,773	32,264,373
Palo Alto Networks, Inc. *	100,824	17,204,607
Procore Technologies, Inc. *	198,563	13,109,129
ServiceNow, Inc. *	50,500	40,205,070
Synopsys, Inc. *	38,476	16,500,433
Zoom Communications, Inc. *	320,559	23,647,637
		325,233,098
Specialized REITs — 0.7%
SBA Communications Corp.	42,082	9,258,461
Technology Hardware, Storage & Peripherals — 1.1%
Sandisk Corp. *	85,662	4,078,368
Western Digital Corp. *	260,296	10,523,767
		14,602,135
Total Common Stocks (Cost $1,259,726,285)		1,240,394,448

JPMorgan U.S. Tech Leaders ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 3.3%
Investment Companies — 2.4%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.31% (b) (c) (Cost $29,461,850)	29,461,850	29,461,850
Investment of Cash Collateral from Securities Loaned — 0.9%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.38% (b) (c) (Cost $11,664,704)	11,664,704	11,664,704
Total Short-Term Investments (Cost $41,126,554)		41,126,554
Total Investments — 100.9% (Cost $1,300,852,839)		1,281,521,002
Liabilities in Excess of Other Assets — (0.9)%		(10,901,523)
NET ASSETS — 100.0%		1,270,619,479

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2025. The total value of securities on loan at March 31, 2025 is $11,353,109.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2025.

JPMorgan U.S. Tech Leaders ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,281,521,002	$—	$—	$1,281,521,002

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan U.S. Tech Leaders ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2025
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2025	Shares at March 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.38% (a) (b)	$—	$52,677,824	$41,013,120	$—	$—	$11,664,704	11,664,704	$126,127	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.31% (a) (b)	1,211,550	2,879,081	4,090,631	—	—	—	—	8,056	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.31% (a) (b)	6,303,772	202,427,743	179,269,665	—	—	29,461,850	29,461,850	516,086	—
Total	$7,515,322	$257,984,648	$224,373,416	$—	$—	$41,126,554		$650,269	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2025.